Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2019
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Schedule of transactions with related parties

	Six Months Ended
	June 30,
	2019	2018
	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	3,732	3,449
Revenue from research and development services from:
Equity investees	252	5,076
Purchases from:
Equity investees	1,222	1,197
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	198	256
An equity investee	2,682	6,561
	2,880	6,817
Rendering of support services from:
An indirect subsidiary of CK Hutchison	465	455

Schedule of balances with related parties

	June 30,	December 31,
	2019	2018
	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	1,794	2,709
An equity investee (note (a))	—	73
	1,794	2,782
Accounts payable
An equity investee (note (a))	2,796	6,507
Amounts due from related parties
Equity investees (note (a))	894	889
Amounts due to related parties
An indirect subsidiary of CK Hutchison (note (b))	290	432
Other deferred income
An equity investee (note (c))	1,245	1,356

Notes:

(a)

Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.

(b)	Amounts due to an indirect subsidiary of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(c)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.

Schedule of transactions with non-controlling shareholders of subsidiaries

	Six Months Ended
	June 30,
	2019	2018
	(in US$’000)
Sales	12,146	10,506
Purchases	6,397	8,113
Interest expense	—	39
Dividend paid	1,282	—

Schedule of balances with non-controlling shareholders of subsidiaries

	June 30,	December 31,
	2019	2018
	(in US$’000)
Accounts receivable—third parties	5,631	5,070
Accounts payable	4,132	4,960
Other payables, accruals and advance receipts
Dividend payable	—	1,282
Other non-current liabilities
Loan	579	579